Bank Loans and issuance of Debt Securities - Summary of Issuance of Debt Securities (Parenthetical) (Detail) - MXN ($) $ in Thousands					12 Months Ended
	Nov. 09, 2017	Apr. 06, 2017	Jul. 08, 2016	Feb. 20, 2015	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Jan. 29, 2016
Disclosure of debt securities [line items]
Issuance of debt securities					$ 9,000,000	$ 9,000,000	$ 5,200,000
Unsecured Debt GAP-15 [Member] | TIIE Rate Plus 24 Basis Point [Member]
Disclosure of debt securities [line items]
Issuance of debt securities				$ 1,100,000	$ 2,200,000	2,200,000	2,200,000	$ 1,100,000
Borrowings interest rate basis					28-day TIIE plus 24 basis points
Derivative financial instrument basis points				24.00%				24.00%
Maturity period				5 years
Maturity date				Feb. 14, 2020
Interest rate of debt					8.5956%
Unsecured Debt GAP-15-2 [Member] | Fixed Rate Interest [Member]
Disclosure of debt securities [line items]
Issuance of debt securities				$ 1,500,000	$ 1,500,000	1,500,000	1,500,000
Maturity period				10 years
Maturity date				Feb. 07, 2025
Interest rate of debt				7.08%
Unsecured Debt GAP-16 [Member] | TIIE Rate Plus 49 Basis Point [Member]
Disclosure of debt securities [line items]
Issuance of debt securities			$ 1,500,000		$ 1,500,000	1,500,000	$ 1,500,000
Borrowings interest rate basis					28-day TIIE plus 49 basis points
Derivative financial instrument basis points			49.00%
Maturity period			5 years
Interest rate of debt					8.5956%
Unsecured Debt GAP-17 [Member] | TIIE Rate Plus 49 Basis Point [Member]
Disclosure of debt securities [line items]
Issuance of debt securities		$ 1,500,000			$ 1,500,000	1,500,000
Borrowings interest rate basis		28-day TIIE plus 49 basis points
Derivative financial instrument basis points		49.00%			8.5956%
Maturity period		5 years
Unsecured Debt GAP-17-2 [Member] | TIIE Rate Plus 44 Basis Point [Member]
Disclosure of debt securities [line items]
Issuance of debt securities	$ 2,300,000				$ 2,300,000	$ 2,300,000
Borrowings interest rate basis	28-day TIIE plus 44 basis points
Derivative financial instrument basis points	44.00%				8.5956%
Maturity period	5 years